Supplemental information on oil and gas producing activities (unaudited) - Capitalized costs relating to oil and gas exploration and production activities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental information on oil and gas producing activities (unaudited)
Natural and environmental properties	$ 90,284,366	$ 79,385,151	$ 67,767,005
Wells, equipment, and facilities - property, plant, and equipment	33,568,835	31,730,001	31,166,804
Exploration and production projects	16,451,284	11,474,682	12,494,665
Accumulated depreciation, depletion, and amortization	(79,744,788)	(70,739,885)	(64,233,572)
Net capitalized cost	$ 60,559,697	$ 51,849,949	$ 47,194,902